Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets

Note 6. Prepaid expenses and other current assets

	December 31, 2021	December 31, 2020
Advances to suppliers	$827	$163
Prepaid expenses	8,927	4,319
Government institutions	1,662	811
Other	1,402	2,146
	$12,818	$7,439